Comprehensive Income - Schedule of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Net realized gain on securities available for sale	$ (7)		$ (226)		$ (7)		$ (226)		$ (1,523)	$ (10,433)	$ (53)
Net unrealized holding gain (loss) on securities available for sale	3,035		(11,329)		(36)		(9,852)		9,989	(36,662)	13,405
Unrealized holding loss on securities available for sale transferred to held to maturity									(1,009)
Amortization of unrealized holding loss on securities available for sale transferred to held to maturity					2	[1]			19
Net unrealized (loss) gain on derivatives	(6,245)		2,591		(3,334)		(236)		(6,608)	3,107
Benefit plans, Amortization of Actuarial (gain) loss	7	[2]	(1)	[2]	14	[2]	(2)	[2]	(2)	54	(25)
Benefit plans, Amortization of Past service cost	12	[2]	12	[2]	24	[2]	24	[2]	46	48	64
Benefit plans, Amortization of New actuarial (loss) gain					(363)		803		803	(1,186)	284
Net change in benefit plan accrued expense	19		11		(325)		825		847	(1,084)	323
Other comprehensive income (loss) before taxes	(3,198)		(8,953)		(3,700)		(9,489)		1,715	(45,072)	13,675
Tax effect	1,680	[3]	3,366	[3]	1,672	[3]	3,654	[3]	144	17,337	(5,511)
Total comprehensive loss	$ (1,518)		$ (5,587)		$ (2,028)		$ (5,835)		$ 1,859	$ (27,735)	$ 8,164

[1]	Represents amounts reclassified out of accumulated other comprehensive income and included in interest income on taxable securities.
[2]	Represents amounts reclassified out of accumulated other comprehensive income and included in the computation of net periodic pension expense. See Note 14 - Benefit Plans for additional information.
[3]	The amounts included in income taxes for items reclassified out of accumulated other comprehensive income totaled $5 and $(135) for the three and six months ended December 31, 2014, respectively, and $(89) and $244 for the three and six months ended December 31, 2013, respectively.